Document and Entity Information	Jan. 24, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 24, 2024
Entity File Number	001-32502
Entity Registrant Name	Warner Music Group Corp.
Entity Central Index Key	0001319161
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-4271875
Entity Address, Address Line One	1633 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	275-2000
Title of 12(b) Security	Class A Common Stock
Trading Symbol	WMG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false